Expense Example {- Fidelity Short-Term Bond Fund} - 08.31 Fidelity Short-Term Bond Fund Retail PRO-05 - Fidelity Short-Term Bond Fund - Fidelity Short-Term Bond Fund	Oct. 30, 2020 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567